Equity Investments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		$ 148.0	$ 300.0
Gains (losses) on equity method investments		(5.0)	(274.0)	$ (17.0)
Proceeds from settlement of loans, including convertible loans		56.0	0.0	0.0
Equity investments in publicly listed companies		96.0	98.0
Equity investments in publicly listed companies		(6.0)	43.0	0.0
Non-marketable equity securities		130.0	151.0
Gains (losses) on non-marketable equity securities (includes NAV)		25.0	(6.0)	(3.0)
Investment in non-marketable preferred stock, in exchange for trade receivables				4.6
Payments to acquire non-marketable preferred stock		11.0	57.0	32.0
Proceeds from sale or liquidation of equity investments		205.0	0.0	0.0
Dividends from equity investments		6.1	7.5	5.2
Financial commitments to investees, off balance sheet		25.6	28.1
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities		16.4	15.0
Payments to acquire non-marketable preferred stock		1.4
Ampere | Convertible loans receivable
Schedule of Equity Method Investments [Line Items]
Proceeds from settlement of loans, including convertible loans	$ 39.3
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Convertible debt, current		0.0
Convertible debt, noncurrent			33.8
Arduino
Schedule of Equity Method Investments [Line Items]
Proceeds from sale or liquidation of equity investments		50.5
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments		0.0	(20.0)	(15.9)
Equity method investments, fair value		56.5	56.5
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments			(246.4)
Equity method investments, fair value			143.4
Proceeds from sale of equity method investments	$ 143.4
Publicly Listed Companies
Schedule of Equity Method Investments [Line Items]
Equity investments in publicly listed companies		96.1	97.9
Equity investments in publicly listed companies		(5.6)	42.6
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		91.3	100.3
Gains (losses) on equity method investments		(6.7)	(6.0)	(2.8)
Non-marketable equity securities		27.2	15.7
Gains (losses) on non-marketable equity securities (includes NAV)		$ 5.1	$ (2.2)	$ 0.5